UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05715
                                                   -------------------

             The Gabelli Convertible and Income Securities Fund Inc.
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center,
                            Rye, New York 10580-1422
                         ------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center,
                            Rye, New York 10580-1422
                         ------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           ---------------------

                   Date of fiscal year end: December 31, 2003
                                           -------------------------

                     Date of reporting period: June 30, 2003
                                               ----------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                               [LOGO OMITTED]
                                                               THE GABELLI
                                                               CONVERTIBLE AND
                                                               INCOME SECURITIES
                                                               FUND INC.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

                               Semi-Annual Report
                                  June 30, 2003

TO OUR SHAREHOLDERS,

      We are changing the way we provide portfolio managers' commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of shareholder reports in a filing with the Securities and Exchange Commission on form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we are removing their commentary from the financial statements and sending it to you separately. As a result, this commentary will no longer be considered part of a Fund's financial report and therefore will not be subject to the officers' certifications.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                    Sincerely yours,


                                                    /S/ BRUCE N. ALPERT
                                                    Bruce N. Alpert
                                                    Chief Operating Officer
August 8, 2003                                      Gabelli Funds, LLC

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2003 (UNAUDITED)

   PRINCIPAL                                       MARKET
    AMOUNT                             COST         VALUE
   ---------                           ----        ------
             CONVERTIBLE CORPORATE BONDS -- 25.7%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 5.9%
$ 1,600,000  GenCorp Inc., Sub. Deb. Cv.,
               5.750%, 04/15/07 ..$  1,565,976 $  1,502,000
    400,000  Pep Boys - Manny, Moe &
               Jack, Cv.,
               4.250%, 06/01/07 ..     359,457      400,500
  8,100,000  Standard Motor Products Inc.,
               Sub. Deb. Cv.,
               6.750%, 07/15/09 ..   6,444,529    7,006,500
                                  ------------ ------------
                                     8,369,962    8,909,000
                                  ------------ ------------
             AVIATION: PARTS AND SERVICES -- 2.8%
  4,352,000  Kaman Corp., Sub. Deb. Cv.,
               6.000%, 03/15/12 ..   4,132,442    4,194,240
                                  ------------ ------------
             BUSINESS SERVICES -- 2.7%
    900,000  BBN Corp., Sub. Deb. Cv.,
               6.000%,
               04/01/12+ (a)(c) ..     882,893            0
     10,000  First Data Corp., Cv.,
               2.000%, 03/01/08 ..       9,957       11,200
  3,000,000  Franklin Resources Inc., Cv.,
               Zero Coupon,
               05/11/31 ..........   1,784,898    1,807,500
    600,000  Navistar Financial Corp.,
               Sub. Deb. Cv.,
               4.750%, 04/01/09 ..     537,308      569,250
  2,000,000  Trans-Lux Corp.,
               Sub. Deb. Cv.,
               7.500%, 12/01/06 ..   1,925,983    1,667,500
                                  ------------ ------------
                                     5,141,039    4,055,450
                                  ------------ ------------
             CABLE -- 1.3%
    400,000  Adelphia Communications
               Corp., Sub. Deb. Cv.,
               3.250%,
               05/01/21+ (c) .....     127,000       77,000
  2,900,000  Charter Communications
               Inc., Cv.,
               4.750%, 06/01/06 ..   1,860,303    1,928,500
                                  ------------ ------------
                                     1,987,303    2,005,500
                                  ------------ ------------
             COMMUNICATIONS EQUIPMENT -- 0.1%
    200,000  Corning Inc., Sub. Deb. Cv.,
               Zero Coupon,
               11/08/15 ..........     143,339      149,500
                                  ------------ ------------
             CONSUMER PRODUCTS -- 0.1%
    160,000  Standard Commercial Corp.,
               Sub. Deb. Cv.,
               7.250%, 03/31/07 ..     144,177      161,200
                                  ------------ ------------

   PRINCIPAL                                       MARKET
    AMOUNT                             COST         VALUE
   ---------                           ----        ------
             DIVERSIFIED INDUSTRIAL -- 0.3%
$   500,000  GATX Corp., Cv.,
               7.500%,
               02/01/07 (b) ......$    500,000 $    496,250
                                  ------------ ------------
             ELECTRONICS -- 5.8%
  1,900,000  Agere Systems Inc.,
               Sub. Deb. Cv.,
               6.500%, 12/15/09 ..   1,870,867    2,185,000
  1,000,000  Cypress Semiconductor Inc.,
               Sub. Deb. Cv.,
               3.750%, 07/01/05 ..     918,989    1,006,250
  1,000,000  Oak Industries Inc.,
               Sub. Deb. Cv.,
               4.875%, 03/01/08 ..     808,544      960,000
  4,500,000  Thermo Electron Corp.,
               Sub. Deb. Cv.,
               4.000%, 01/15/05 ..   4,417,506    4,505,625
                                  ------------ ------------
                                     8,015,906    8,656,875
                                  ------------ ------------
             ENERGY AND UTILITIES -- 1.1%
    388,000  Devon Energy Corp.,
               Sub. Deb. Cv.,
               4.950%, 08/15/08 ..     382,653      398,670
  1,400,000  Mirant Corp., Sub. Deb. Cv.,
               2.500%,
               06/15/21+ (c) .....   1,017,750    1,050,000
    257,000  Moran Energy Inc.,
               Sub. Deb. Cv.,
               8.750%, 01/15/08 ..     180,929      251,539
                                  ------------ ------------
                                     1,581,332    1,700,209
                                  ------------ ------------
             EQUIPMENT AND SUPPLIES -- 0.8%
  1,098,000  Robbins & Myers Inc.,
               Sub. Deb. Cv.,
               8.000%, 01/31/08 ..   1,130,189    1,221,525
                                  ------------ ------------
             FOOD AND BEVERAGE -- 1.6%
    300,000  Koninklijke Ahold NV,
               Sub. Deb. Cv.,
               3.000%, 09/30/03 ..     140,005      151,053
    800,000  Parmalat Capital, Cv.,
               1.000%, 12/31/05 ..     921,083    1,053,030
    900,000  Parmalat Netherlands BV, Cv.,
               0.875%, 06/30/21 ..     977,201    1,131,692
                                  ------------ ------------
                                     2,038,289    2,335,775
                                  ------------ ------------
             HEALTH CARE -- 0.8%
     50,000  Apogent Technologies Inc., Cv.,
               2.250%, 10/15/21 (b)     51,099       50,312
    100,000  Invitrogen Corp., Sub. Deb. Cv.,
               5.500%, 03/01/07 ..      99,174      100,750

                See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

   PRINCIPAL                                       MARKET
    AMOUNT                             COST         VALUE
   ---------                           ----        ------
             CONVERTIBLE CORPORATE BONDS (CONTINUED)
             HEALTH CARE (CONTINUED)
             IVAX Corp., Sub. Deb. Cv.,
$   700,000    5.500%, 05/15/07 ..$    614,547 $    707,875
    400,000    4.500%, 05/15/08 (b)    333,925      390,000
    150,000  Sabratek Corp., Sub. Deb. Cv.,
               6.000%,
               04/15/05+ (c) .....      84,763            0
                                  ------------ ------------
                                     1,183,508    1,248,937
                                  ------------ ------------
             PAPER AND FOREST PRODUCTS -- 0.1%
    200,000  Riverwood International
               Corp., Sub. Deb. Cv.,
               6.750%, 09/15/03 ..     199,984      220,000
                                  ------------ ------------
             PUBLISHING -- 0.1%
    200,000  Times Mirror Co.,
               Sub. Deb. Cv.,
               Zero Coupon,
               04/15/17 ..........     113,180      105,500
                                  ------------ ------------
             RETAIL -- 0.1%
     60,000  Costco Companies Inc.,
               Sub. Deb. Cv.,
               Zero Coupon,
               08/19/17 ..........      44,879       50,325
     30,000  School Specialty Inc.,
               Sub. Deb. Cv.,
               6.000%, 08/01/08 ..      29,958       35,400
                                  ------------ ------------
                                        74,837       85,725
                                  ------------ ------------
             TELECOMMUNICATIONS -- 0.3%
    500,000  Rogers Communications Inc.,
               Sub. Deb. Cv.,
               2.000%, 11/26/05 ..     428,600      455,625
                                  ------------ ------------
             WIRELESS COMMUNICATIONS -- 1.8%
             Nextel Communications Inc., Cv.,
    550,000    6.000%, 06/01/11 ..     415,154      578,188
  1,500,000    5.250%, 01/15/10 ..   1,017,015    1,417,500
    100,000    4.750%, 07/01/07 ..      72,528      100,250
  1,300,000  United States Cellular Corp.,
               Sub. Deb. Cv.,
               Zero Coupon,
               06/15/15 ..........     852,462      602,875
                                  ------------ ------------
                                     2,357,159    2,698,813
                                  ------------ ------------
             TOTAL CONVERTIBLE
              CORPORATE BONDS ....  37,541,246   38,700,124
                                  ------------ ------------

                                                   MARKET
    SHARES                             COST         VALUE
   ---------                           ----        ------
             CONVERTIBLE PREFERRED STOCKS -- 15.4%
             AEROSPACE -- 0.7%
      8,500  Northrop Grumman Corp.,
               7.000% Cv. Pfd.,
               Ser. B ............$    990,420 $  1,045,500
                                  ------------ ------------
             AUTOMOTIVE -- 0.5%
      4,000  Ford Motor Co. Capital Trust II,
               6.500% Cv. Pfd. ...     192,705      173,800
             General Motors Corp.,
     13,000    5.250% Cv. Pfd.,
               Ser. B ............     325,000      291,200
     10,000    4.500% Cv. Pfd.,
               Ser. A ............     250,000      244,500
                                  ------------ ------------
                                       767,705      709,500
                                  ------------ ------------
             AVIATION: PARTS AND SERVICES -- 2.8%
     49,000  Coltec Capital Trust,
               5.250% Cv. Pfd. ...   2,032,375    1,633,160
     34,000  Sequa Corp.,
               $5.00 Cv. Pfd. ....   2,592,867    2,567,000
                                  ------------ ------------
                                     4,625,242    4,200,160
                                  ------------ ------------
             BROADCASTING -- 0.7%
        100  Gray Television Inc.,
               8.000% Cv. Pfd.,
               Ser. C (a)(b) .....   1,000,000    1,030,000
                                  ------------ ------------
             BUSINESS SERVICES -- 0.9%
     14,000  Interep National Radio
               Sales Inc.,
               4.000% Cv. Pfd.,
               Ser. A+ (a)(b) ....   1,400,000    1,442,000
     20,000  Key3Media Group,
               5.500% Cv. Pfd. (a)     500,000          117
                                  ------------ ------------
                                     1,900,000    1,442,117
                                  ------------ ------------
             CABLE -- 0.8%
     51,000  CVC Equity Securities Trust I,
               6.500% Cv. Pfd. ...   1,103,243    1,190,850
                                  ------------ ------------
             DIVERSIFIED INDUSTRIAL -- 0.3%
      2,400  GATX Corp.,
               $2.50 Cv. Pfd. ....     335,070      240,000
             WHX Corp.,
     28,000    6.500% Cv. Pfd.,
               Ser. A+ ...........     216,762      144,200
     10,000    $3.75 Cv. Pfd.,
               Ser. B+ ...........      45,523       50,600
                                  ------------ ------------
                                       597,355      434,800
                                  ------------ ------------

                See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

                                                   MARKET
    SHARES                             COST         VALUE
   ---------                           ----        ------
             CONVERTIBLE PREFERRED STOCKS (CONTINUED)
             ENERGY AND UTILITIES -- 0.3%
      3,000  AES Trust III,
               6.750% Cv. Pfd. ...$     42,830 $    101,970
        500  Cinergy Corp.,
               9.500% Cv. Pfd. ...      25,025       29,620
      2,500  FPL Group Inc.,
               8.500% Cv. Pfd. ...     125,000      149,075
     26,000  Semco Capital Trust II,
               11.000% Cv. Pfd. ..     218,185      128,700
                                  ------------ ------------
                                       411,040      409,365
                                  ------------ ------------
             ENTERTAINMENT -- 1.3%
      2,000  Metromedia International
               Group Inc.,
               7.250% Cv. Pfd.+ ..      26,611        5,000
     60,000  Rainbow Equity Securities
               Trust II,
               6.250% Cv. Pfd. ...   1,179,555    1,416,000
     24,000  Six Flags Inc.,
               7.250% Cv. Pfd. ...     441,970      472,800
                                  ------------ ------------
                                     1,648,136    1,893,800
                                  ------------ ------------
             PAPER AND FOREST PRODUCTS -- 2.2%
     65,500  Sealed Air Corp.,
               $2.00 Cv. Pfd.,
               Ser. A ............   2,076,007    3,337,225
                                  ------------ ------------
             REAL ESTATE -- 0.1%
      5,000  Innkeepers USA Trust,
               8.625% Cv. Pfd.,
               Ser. A ............     123,288      126,250
                                  ------------ ------------
             TELECOMMUNICATIONS -- 4.7%
      3,000  ALLTEL Corp.,
               7.750% Cv. Pfd. ...     136,557      149,250
     15,000  Cincinnati Bell Inc.,
               6.750% Cv. Pfd.,
               Ser. B ............     408,702      612,750
     79,800  Citizens Communications Co.,
               5.000% Cv. Pfd. ...   3,944,776    4,229,400
        800  Lucent Technologies
               Capital Trust I,
               7.750% Cv. Pfd. ...     556,750      648,904
      1,000  Lucent Technologies Inc.,
               8.000% Cv. Pfd. ...     862,500    1,002,500
     12,000  Philippine Long Distance
               Telephone Co.,
               $3.50 Cv. Pfd.,
               Ser. III ..........     471,755      453,000
                                  ------------ ------------
                                     6,381,040    7,095,804
                                  ------------ ------------

                                                   MARKET
    SHARES                             COST         VALUE
   ---------                           ----        ------
             WIRELESS COMMUNICATIONS -- 0.1%
      2,000  Allen Telecom Inc.,
               7.750% Cv. Pfd.,
               Ser. D ............$     96,350 $    234,000
                                  ------------ ------------
             TOTAL CONVERTIBLE
              PREFERRED STOCKS ...  21,719,826   23,149,371
                                  ------------ ------------

             COMMON STOCKS -- 1.5%
             AVIATION: PARTS AND SERVICES -- 0.1%
      9,000  Kaman Corp., Cl. A ..     106,562      105,210
                                  ------------ ------------
             BROADCASTING -- 0.1%
     35,000  Granite Broadcasting
               Corp.+ ............      37,187      107,100
                                  ------------ ------------
             CABLE -- 0.0%
     10,000  UnitedGlobalCom Inc.,
               Cl. A+ ............      91,270       51,700
                                  ------------ ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.2%
     10,000  Veridian Corp.+ .....     347,000      348,900
                                  ------------ ------------
             ENERGY AND UTILITIES -- 0.9%
      2,000  AGL Resources Inc. ..      35,600       50,880
     10,000  Allegheny Energy Inc.      96,600       84,500
      8,000  BP plc, ADR .........     316,479      336,160
      3,000  CH Energy Group Inc.       83,900      135,000
     10,000  NiSource Inc.+ ......      20,000       22,200
     25,000  Northeast Utilities .     474,141      418,500
     10,000  Progress Energy
               Inc., CVO+ ........       5,200        1,050
      4,000  SJW Corp. ...........     366,333      341,000
                                  ------------ ------------
                                     1,398,253    1,389,290
                                  ------------ ------------
             FINANCIAL SERVICES -- 0.2%
     18,000  Argonaut Group Inc. .     383,631      221,940
                                  ------------ ------------
             SATELLITE -- 0.0%
      2,500  Loral Space &
               Communications Ltd.+     22,485        7,625
                                  ------------ ------------
             TELECOMMUNICATIONS -- 0.0%
      2,000  AT&T Corp. ..........      40,934       38,500
                                  ------------ ------------
             WIRELESS COMMUNICATIONS -- 0.0%
         49  Winstar Communications
               Inc.+ .............         438            0
                                  ------------ ------------
             TOTAL COMMON
              STOCKS .............   2,427,760    2,270,265
                                  ------------ ------------

                See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

                                                   MARKET
    SHARES                             COST         VALUE
   ---------                           ----        ------

             PREFERRED STOCKS -- 1.6%
             BROADCASTING -- 1.1%
      2,127  Granite Broadcasting Corp.,
               12.750% Pfd.+ .....$    879,780 $  1,722,870
                                  ------------ ------------
             EQUIPMENT AND SUPPLIES -- 0.3%
     15,000  Fedders Corp.,
               8.600% Pfd., Ser. A     467,566      378,000
                                  ------------ ------------
             PUBLISHING -- 0.2%
      9,777  News Corp. Ltd.,
               Pfd., ADR .........     189,209      244,914
                                  ------------ ------------
             TELECOMMUNICATIONS -- 0.0%
      3,993  NTL Europe Inc.,
               10.000% Pfd.,
               Ser. A+ ...........           0       11,979
                                  ------------ ------------
             TOTAL PREFERRED
              STOCKS .............   1,536,555    2,357,763
                                  ------------ ------------
   PRINCIPAL
    AMOUNT
   ---------

             CORPORATE BONDS -- 0.1%
             BROADCASTING -- 0.0%
 $   15,000  Granite Broadcasting Corp.,
               Sub. Deb.,
               8.875%, 05/15/08 ..       8,303       14,738
                                  ------------ ------------
             CONSUMER SERVICES -- 0.0%
  1,100,000  Ogden Corp., Sub. Deb.,
               6.000%,
               06/01/49+ (c) .....   1,090,087       82,500
                                  ------------ ------------
             TELECOMMUNICATIONS -- 0.0%
     80,000  Amnex Inc., Sub. Deb.,
               8.500%,
               09/25/49+ (b)(c) ..      71,772            0
                                  ------------ ------------
             WIRELESS COMMUNICATIONS -- 0.1%
    100,000  Nextel Communications Inc.,
               9.500%, 02/01/11 ..      71,329      111,250
                                  ------------ ------------
             TOTAL CORPORATE
              BONDS ..............   1,241,491      208,488
                                  ------------ ------------

    SHARES
   --------

             WARRANTS -- 0.0%
             BUSINESS SERVICES -- 0.0%
     87,500  Interep National Radio
               Sales Inc.,+ (a) ..           0            0
                                  ------------ ------------

                                                   MARKET
    SHARES                             COST         VALUE
   ---------                           ----        ------
            CONSUMER PRODUCTS -- 0.0%
      4,331  Pillowtex Corp.,
               expire 11/24/09+ ..$    120,955 $        130
                                  ------------ ------------
             TOTAL WARRANTS ......     120,955          130
                                  ------------ ------------
   PRINCIPAL
    AMOUNT
   ---------

             U.S. GOVERNMENT OBLIGATIONS -- 55.7%
$83,803,000  U.S.  Treasury Bills,
               0.792% to 1.183%++,
               07/03/03 to
               11/13/03 .........   83,733,345   83,738,172
                                  ------------ ------------
TOTAL INVESTMENTS -- 100.0% ..... $148,321,178 $150,424,313
                                  ============

OTHER LIABILITIES IN EXCESS OF ASSETS ........     (428,757)

PREFERRED STOCK
  (1,001,000 preferred shares outstanding) ...  (50,000,000)
                                               ------------

NET ASSETS -- COMMON STOCK
  (11,270,024 common shares outstanding) .....   99,995,556
                                               ============
NET ASSET VALUE PER COMMON SHARE
   ($99,995,556 (DIVIDE) 11,270,024
   shares outstanding) .......................        $8.87
                                                      =====
--------------------
            For Federal tax purposes:
             Aggregate cost .................. $148,321,178
                                               ============
             Gross unrealized appreciation ... $  6,896,630
             Gross unrealized depreciation ...   (4,793,495)
                                               ------------
             Net unrealized appreciation ..... $  2,103,135
                                               ============
-------------------
(a)   Security fair valued under procedures established by the Board of
      Directors.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the market value of Rule 144A securities amounted to $3,408,562 or 2.27% of total net assets.
 (c)  Bond in default.
  +   Non-income producing security.
 ++   Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
CVO - Contingent Value Obligation.

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2003 (UNAUDITED)

ASSETS:
  Investments, at value (cost $148,321,178) ....     $ 150,424,313
  Cash .........................................             1,316
  Dividends and interest receivable ............           927,061
  Receivable for investments sold ..............           289,595
                                                     -------------
  TOTAL ASSETS .................................       151,642,285
                                                     -------------
LIABILITIES:
  Dividends payable ............................            25,750
  Unrealized depreciation on swap contract .....           648,341
  Payable for investment advisory fees .........            76,588
  Payable to custodian .........................             4,111
  Payable for legal and audit ..................            19,175
  Payable for shareholder communications expense            20,701
  Payable for payroll expenses .................           112,772
  Interest payable on swap contract ............            35,486
  Payable for offering expenses ................           659,504
  Other accrued expenses and liabilities .......            44,301
                                                     -------------
  TOTAL LIABILITIES ............................         1,646,729
                                                     -------------
PREFERRED STOCK:
  Series B Cumulative Preferred Stock
    (6.00%, $25 liquidation value, $0.001 par
    value, 1,995,000 shares authorized
    with 1,000,000 shares issued and
    outstanding) ...............................        25,000,000
  Series C Cumulative Preferred Stock
    (Auction Rate, $25,000 liquidation value,
    $0.001 par value, 5,000 shares
    authorized with 1,000 shares issued and
    outstanding) ...............................        25,000,000
                                                     -------------
  NET ASSETS ATTRIBUTABLE TO
    COMMON STOCK SHAREHOLDERS ..................     $  99,995,556
                                                     =============
NET ASSETS ATTRIBUTABLE TO COMMON STOCK
  SHAREHOLDERS CONSIST OF:
  Capital stock, at par value ..................     $      11,270
  Additional paid-in capital ...................       104,236,538
  Accumulated distributions in excess of net
    investment income ..........................        (3,393,415)
  Accumulated net realized loss on investments
    and foreign currency transactions ..........        (2,314,003)
  Net unrealized appreciation on investments ...         1,455,166
                                                     -------------
  TOTAL NET ASSETS .............................     $  99,995,556
                                                     =============
NET ASSET VALUE PER COMMON SHARE
    ($99,995,556 / 11,270,024 shares outstanding;
    100,000,000 shares authorized of $0.001
    par value) .................................             $8.87
                                                             =====

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $2,658) ......     $    723,900
  Interest ........................................        2,013,577
                                                        ------------
  TOTAL INVESTMENT INCOME .........................        2,737,477
                                                        ------------
EXPENSES:
  Investment advisory fees ........................          465,663
  Interest expense on swap contract ...............          113,211
  Payroll .........................................           52,626
  Shareholder services fees .......................           42,341
  Shareholder communications expenses .............           39,840
  Directors' fees .................................           33,223
  Legal and audit fees ............................           33,016
  Accounting fees .................................           17,249
  Custodian fees ..................................           16,861
  Miscellaneous expenses ..........................           40,033
                                                        ------------
  TOTAL EXPENSES ..................................          854,063
                                                        ------------
  NET INVESTMENT INCOME ...........................        1,883,414
                                                        ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on investments, securities sold
    short and foreign currency transactions .......          377,564
  Net change in unrealized appreciation
    on investments ................................        9,078,786
                                                        ------------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS .............        9,456,350
                                                        ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ...............................       11,339,764
                                                        ------------
DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS:
  Net investment income ...........................         (653,123)
                                                        ------------
  TOTAL DISTRIBUTIONS TO PREFERRED
    STOCK SHAREHOLDERS ............................         (653,123)
                                                        ------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO
    COMMON STOCK SHAREHOLDERS
    RESULTING FROM OPERATIONS .....................     $ 10,686,641
                                                        ============

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC. STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

                                                                           SIX MONTHS ENDED
                                                                            JUNE 30, 2003        YEAR ENDED
                                                                              (UNAUDITED)     DECEMBER 31, 2002
                                                                           ----------------   -----------------
OPERATIONS:
  Net investment income ................................................     $  1,883,414      $  4,025,028
  Net realized gain (loss) on investments, securities sold short
    and foreign currency transactions ..................................          377,564          (485,993)
  Net change in unrealized appreciation/depreciation on investments,
    securities sold short and foreign currency transactions ............        9,078,786        (5,783,094)
                                                                             ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......       11,339,764        (2,244,059)
                                                                             ------------      ------------
DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS:
  Net investment income ................................................         (653,123)       (2,253,300)
                                                                             ------------      ------------
  TOTAL DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS ..................         (653,123)       (2,253,300)
                                                                             ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO COMMON STOCK
    SHAREHOLDERS RESULTING FROM OPERATIONS .............................       10,686,641        (4,497,359)
                                                                             ------------      ------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
  Net investment income ................................................       (4,461,551)       (2,225,314)
  Return of capital ....................................................               --        (3,885,345)
                                                                             ------------      ------------
  TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS .....................       (4,461,551)       (6,110,659)
                                                                             ------------      ------------
CAPITAL SHARE TRANSACTIONS:
  Net increase in net assets from common shares issued upon reinvestment
    of dividends and distributions and rights offering in 2002 .........        1,496,226        24,307,879
  Offering costs for preferred shares charged to paid-in capital .......       (1,500,000)               --
                                                                             ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS ...           (3,774)       24,307,879
                                                                             ------------      ------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON STOCK SHAREHOLDERS .        6,221,316        13,699,861
NET ASSETS ATTRIBUTABLE TO COMMON STOCK SHAREHOLDERS:
  Beginning of period ..................................................       93,774,240        80,074,379
                                                                             ------------      ------------
  End of period ........................................................     $ 99,995,556      $ 93,774,240
                                                                             ============      ============

                 See accompanying notes to financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Convertible and Income Securities Fund Inc. (the "Fund") is a closed-end diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose investment objective is to seek a high level of total return through a combination of current income and capital appreciation by investing in convertible securities. The Fund was incorporated in Maryland on December 19, 1988 as an open-end diversified management investment company and commenced investment operations on July 3, 1989 as The Gabelli Convertible Securities Fund, Inc. The Board of Directors, upon approval at a special meeting of shareholders held on February 17, 1995, voted to approve the conversion of the Fund to closed-end status, effective March 31, 1995.

     Effective August 1, 2002, the Fund changed its name to The Gabelli Convertible and Income Securities Fund Inc. The Fund continues to maintain its investment objective of seeking a high level of total return through a combination of current income and capital appreciation. Consistent with its new name, under normal market conditions, the Fund will invest at least 80% of its net assets in a combination of convertible securities and income producing securities (the "80% Policy"). The Fund expects to continue its practice of focusing on convertible securities to the extent attractive opportunities are available.

     The 80% Policy may be changed without shareholder approval. However, the Fund has adopted a policy to provide shareholders with at least 60 days' prior notice of the implementation of any change in the 80% Policy.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded in foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or markets. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price on that day. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest,

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Such investments will only be made if they are economically appropriate to the reduction of risks involved in the management of the Fund's investments. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed. At June 30, 2003, there were no open futures contracts.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2003, the Fund held no forward foreign exchange contracts.

     SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

     FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for as of the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Distributions to shareholders of the Fund's 6.00% Series B Cumulative Preferred Stock and Series C Auction Rate Cumulative Preferred Stock ("Cumulative Preferred Stock") are accrued on a daily basis and are determined as described in Note 5.

     PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

     The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2002 of $1,343,575. The capital loss carryforward is available to reduce future distributions of net capital gains to shareholders through 2010.

      SWAP AGREEMENTS. The Fund may enter into interest rate swap or cap transactions. The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on the Series C Preferred Stock. In an interest rate cap, the Fund would pay a premium to the interest rate cap to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from the counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments for the Series C Preferred Stock. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments on the Series C Preferred Stock.

      The Fund has entered into one interest rate swap agreement with Citibank N.A. Under the agreement the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at June 30, 2003 are as follows:

     NOTIONAL                    FLOATING RATE*      TERMINATION     UNREALIZED
      AMOUNT     FIXED RATE   (RATE RESET MONTHLY)      DATE        DEPRECIATION
     --------    ----------   --------------------   -----------    ------------
   $25,000,000     3.145%           1.12%           April 2, 2008     $(648,341)

-------------------
*Based on Libor (London Interbank Offered Rate).

      3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 1.00% of the value of the Fund's average daily net assets plus liquidation value of

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio and oversees the administration of all aspects of the Fund's business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Cumulative Preferred Stock if the total return of the net asset value of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate of the Cumulative Preferred Stock. On February 11, 2003, the Fund redeemed the remaining 50% (600,000 shares) of its 8.00% Cumulative Preferred Stock. For the period from January 1, 2003 through February 11, 2003, the Fund's total return on the net asset value of the common shares exceeded the stated dividend rate of the Cumulative Preferred Stock for this period. Thus, management fees were earned on these assets. On March 18, 2003, the Fund issued additional preferred stock. For the period from March 18, 2003 through June 30, 2003, the Fund's total return on the net asset value of the common shares exceeded the stated dividend rate of the preferred stock.

     During the six months ended June 30, 2003, Gabelli & Company, Inc. received $6,013 in brokerage commissions as a result of executing agency transactions in portfolio securities on behalf of the Fund.

     The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2003, the Fund reimbursed the Adviser $17,400 in connection with the cost of computing the Fund's net asset value.

     4. PORTFOLIO SECURITIES. Costs of purchases and proceeds from sales of securities, other than short-term securities, for the six months ended June 30, 2003 aggregated $18,099,862 and $14,668,617, respectively.

     5. CAPITAL. The Articles of Incorporation, dated December 19, 1988, permit the Fund to issue 100,000,000 shares of common stock (par value $0.001).

     On November 14, 2002, the Fund distributed one transferable right for each of the 8,291,884 common shares outstanding to shareholders of record on that date. Three rights were required to purchase one additional common share at the subscription price of $8.00 per share. The subscription period expired on December 16, 2002. The rights offering was fully subscribed resulting in the issuance of 2,763,961 common shares and proceeds of $22,111,688 to the Fund, prior to the deduction of estimated expenses of $450,000. The net asset value per share of the Fund's common shareholders was reduced by approximately $0.20 per share as a result of the issuance. Transactions in common stock were as follows:

                                                                   SIX MONTHS ENDED
                                                                     JUNE 30, 2003                   YEAR ENDED
                                                                      (UNAUDITED)                 DECEMBER 31, 2002
                                                                ----------------------        -----------------------
                                                                 SHARES        AMOUNT           SHARES       AMOUNT
                                                                -------     ----------        ---------   -----------
Shares issued in rights offering ..............................      --             --        2,763,961   $21,661,688
Shares issued upon reinvestment of
  dividends and distributions ................................. 156,593     $1,496,226          274,753     2,646,191
                                                                -------     ----------        ---------   -----------
Net increase .................................................. 156,593     $1,496,226        3,038,714   $24,307,879
                                                                =======     ==========        =========   ===========

     The Adviser has been authorized to repurchase on behalf of the Fund up to 500,000 shares of Common Stock of the Fund in the open market, whenever the shares are trading at a discount of 10% or more from the net asset value of the shares. For the six months ended June 30, 2003, the Fund did not repurchase any shares of Common Stock. All shares of Common Stock repurchased have been retired.

     In addition, the Fund has been authorized to issue up to 2,000,000 shares of Preferred Stock of which 1,200,000 shares have been designated as $0.001 par value 8% Cumulative Preferred Stock. Dividends on shares of the Cumulative Preferred Stock are cumulative. The Fund is required to meet certain asset coverage tests with respect to the Cumulative Preferred Stock as required by the 1940 Act and by the Shares' Articles Supplementary. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Cumulative

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

Preferred Stock at a redemption price of $25.00 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirement could restrict the Fund's ability to pay dividends to Common Shareholders and could lead to sales of portfolio securities at inopportune times. The Preferred Stock was callable at the redemption price at the option of the Fund after May 15, 2002. This Cumulative Preferred Stock introduced leverage into the capital structure of the Fund. This leverage tends to magnify both the risks and opportunities to Common Shareholders. On November 12, 2002, the Fund redeemed 50% (600,000 shares) of its outstanding 8% Cumulative Preferred Stock at the redemption price of $25.00 per Preferred Share plus accumulated and unpaid dividends through the redemption date of $0.2555 per Preferred Share. On February 11, 2003, the Fund redeemed the remaining 50% (600,000 Shares) of its outstanding 8.00% Cumulative Preferred Stock at the redemption price of $25.25 per Preferred Share, which consisted of $25.00 per Preferred Share plus accumulated and unpaid dividends through the redemption date of $0.25 per Preferred Share.

      On March 18, 2003, the Fund received net proceeds of $23,981,250 (after underwriting discounts of $787,500 and estimated offering expenses of $231,250) from the public offering of 1,995,000 shares of 6.00% Series B Cumulative Preferred Stock. Commencing March 19, 2008 and thereafter, the Fund, at its option, may redeem the 6.00% Series B Cumulative Preferred Stock in whole or in part at the redemption price. The Board of Directors has authorized the repurchase in the open market at prices less than the $25 liquidation value of the Cumulative Preferred Stock. During the six months ended June 30, 2003 the Fund did not repurchase any shares of 6.00% Series B Cumulative Preferred Stock. At June 30, 2003, 1,000,000 shares of the 6.00% Series B Cumulative Preferred Stock were outstanding at the fixed rate of 6.00% per share and accrued dividends amounted to $20,833.

      On March 18, 2003, the Fund received net proceeds of $24,518,750 (after underwriting discounts of $250,000 and estimated offering expenses of $231,250) from the public offering of 5,000 shares of Series C Auction Rate Cumulative Preferred Stock. The dividend rate, as set by the auction process, which is generally held every 7 days, is expected to vary with short-term interest rates. Existing shareholders may submit an order to hold, bid or sell such shares on each auction date. Series C Auction Rate Cumulative Preferred Stock shareholders may also trade shares in the secondary market. The Fund, at its option, may redeem the Series C Auction Rate Cumulative Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2003, the Fund did not repurchase any shares of Series C Auction Rate Cumulative Preferred Stock. At June 30, 2003, 1,000 shares of the Series C Auction Rate Cumulative Preferred Stock were outstanding at the annual rate of 1.18% per share and accrued dividends amounted to $4,917.

     The holders of Cumulative Preferred Stock have voting rights equivalent to those of the holders of Common Stock (one vote per share) and will vote together with holders of shares of Common Stock as a single class. In addition, the 1940 Act requires that along with approval of a majority of the holders of Common Stock, approval of a majority of the holders of any outstanding shares of Cumulative Preferred Stock, voting separately as a class, would be required to
(a) adopt any plan of reorganization that would adversely affect the Cumulative Preferred Stock, and (b) take any action requiring a vote of security holders, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. The income received on the Fund's assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

     Under Emerging Issues Task Force (EITF) promulgating Topic D-98, Classification and Measurement of Redeemable Securities, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to the guidance of the EITF, the Fund's Cumulative Preferred Stock has been reclassified outside of permanent equity (net assets attributable to common stock shareholders) in the accompanying financial statements.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A FUND COMMON SHARE          SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH PERIOD:              JUNE 30, 2003   ----------------------------------------------------------
                                                  (UNAUDITED)      2002         2001        2000        1999        1998
                                               ----------------  --------     --------     -------     -------     -------
  OPERATING PERFORMANCE:
  Net asset value, beginning of period ............$   8.44     $   9.92     $  10.02    $  11.40    $  11.45     $  11.48
                                                   --------     --------     --------    --------    --------     --------
  Net investment income ...........................    0.11         0.49         0.68        0.72        0.51         0.53
  Net realized and unrealized gain (loss)
    on investments ................................    0.90        (0.76)        0.32       (0.52)       0.77         0.65
                                                   --------     --------     --------    --------    --------     --------
  Total from investment operations ................    1.01        (0.27)        1.00        0.20        1.28         1.18
                                                   --------     --------     --------    --------    --------     --------
DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS:
  Net investment income ...........................   (0.06)       (0.28)       (0.18)      (0.13)      (0.11)       (0.13)
  Net realized gain on investments ................      --           --        (0.12)      (0.17)      (0.19)       (0.17)
                                                   --------     --------     --------    --------    --------     --------
  Total distributions to preferred
    stock shareholders ............................   (0.06)       (0.28)       (0.30)      (0.30)      (0.30)       (0.30)
                                                   --------     --------     --------    --------    --------     --------
  NET INCREASE (DECREASE) IN NET ASSETS
    ATTRIBUTABLE TO COMMON STOCK
    SHAREHOLDERS RESULTING
    FROM OPERATIONS ...............................    0.95        (0.55)        0.70       (0.10)       0.98         0.88
                                                   --------     --------     --------    --------    --------     --------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
  Net investment income ...........................   (0.40)       (0.27)       (0.48)      (0.57)      (0.39)       (0.39)
  Net realized gain on investments ................      --           --        (0.33)      (0.73)      (0.64)       (0.53)
  Paid-in capital .................................      --        (0.48)          --          --          --           --
                                                   --------     --------     --------    --------    --------     --------
  Total distributions to common
    stock shareholders ............................   (0.40)       (0.75)       (0.81)      (1.30)      (1.03)       (0.92)
                                                   --------     --------     --------    --------    --------     --------
CAPITAL SHARE TRANSACTIONS:
  Increase in net asset value from
    common stock share transactions ...............    0.01         0.02         0.01        0.02          --         0.01
  Decrease in net asset value from
    shares issued in rights offering ..............      --        (0.20)          --          --          --           --
  Offering costs for preferred shares
    charged to paid-in capital ....................   (0.13)          --           --          --          --           --
                                                   --------     --------     --------    --------    --------     --------
  NET ASSET VALUE ATTRIBUTABLE TO COMMON STOCK
    SHAREHOLDERS, END OF PERIOD ...................$   8.87     $   8.44     $   9.92    $  10.02    $  11.40     $  11.45
                                                   ========     ========     ========    ========    ========     ========
  Net asset value total return + ..................    10.0%        (7.0)%        7.0%        0.0%        9.4%        8.3%
                                                   ========     ========     ========    ========    ========     ========
  Market value, end of period .....................$  10.37     $   8.55     $  10.90    $   9.13    $  10.56     $  11.25
                                                   ========     ========     ========    ========    ========     ========
  Total investment return ++ ......................    26.4%       (14.2)%       29.1%       (1.7)%       3.2%        18.4%
                                                   ========     ========     ========    ========    ========     ========
RATIOS AND SUPPLEMENTAL DATA:
  Net assets plus liquidation value
    of preferred shares,
    end of period (in 000's) ......................$149,996     $108,774     $110,074    $108,066    $120,179     $120,726
  Net assets attributable to
    common shares,
    end of period (in 000's) ......................$ 99,996     $ 93,774     $ 80,074    $ 78,066    $ 90,179     $ 90,726
  Ratio of net investment income to average
    net assets attributable to common stock .......    3.91%(e)     5.32%        6.58%       6.49%       4.35%        4.54%
  Ratio of operating expenses to average
    net assets attributable to common stock (d) ...    1.77%(e)     1.58%        1.46%       1.48%       1.80%        1.83%
  Ratio of operating expenses to average
    total net assets including liquidation
    value of preferred shares (d) .................    1.33%(e)     1.15%        1.07%       1.10%       1.36%        1.38%
  Portfolio turnover rate .........................      21%          56%          59%        169%        175%         149%
PREFERRED STOCK:
  8.00% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) .....      --      $15,000      $30,000     $30,000     $30,000      $30,000
  Total shares outstanding (in 000's) .............      --          600        1,200       1,200       1,200        1,200
  Liquidation preference per share ................      --       $25.00       $25.00      $25.00      $25.00       $25.00
  Average market value (b) ........................      --       $25.83       $25.80      $24.31      $25.36       $26.84
  6.00% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ..... $25,000           --           --          --          --           --
  Total shares outstanding (in 000's) .............   1,000           --           --          --          --           --
  Liquidation preference per share ................  $25.00           --           --          --          --           --
  Average market value (b) ........................  $25.70           --           --          --          --           --
  AUCTION RATE CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ..... $25,000           --           --          --          --           --
  Total shares outstanding (in 000's) .............       1           --           --          --          --           --
  Liquidation preference per share ................ $25,000           --           --          --          --           --
  Average market value (b) ........................ $25,000           --           --          --          --           --
  Asset coverage (c) ..............................     300%         725%         367%        360%        401%         402%
  Asset coverage per share (c) .................... $149.85      $181.29       $91.72      $90.05     $100.15      $100.60

---------------
   + Based  on  net  asset  value  per  share,   adjusted  for  reinvestment  of
     distributions. Total return for the period of less than one year is not annualized.
  ++ Based  on  market   value  per  share,   adjusted   for   reinvestment   of
     distributions. Total return for the period of less than one year is not annualized.
 (a) Amount represents less than $0.005 per share.
 (b) Based on weekly prices.
 (c) Asset coverage is calculated by combining all series of preferred stock.
 (d) The Fund incurred interest expense during the six months ended June 30, 2003.If interest expense had not been incurred, the expense ratio of operating expenses to average net assets attributable to common stock would be 1.37% and the expense ratio of operating expenses to average total net assets including liquidation value of preferred shares would be 1.03%.
 (e) Annualized.

                 See accompanying notes to financial statements.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLAN

ENROLLMENT IN THE PLAN

  It is the policy of The Gabelli Convertible and Income Securities Fund Inc. ("Convertible and Income Securities Fund") to automatically reinvest dividends. As a "registered" shareholder you automatically become a participant in the Convertible and Income Securities Fund's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Convertible and Income Securities Fund to issue shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Convertible and Income Securities Fund. Plan participants may send their stock certificates to EquiServe Trust Company ("EquiServe") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

             The Gabelli Convertible and Income Securities Fund Inc.
                                  c/o EquiServe
                                 P.O. Box 43011
                            Providence, RI 02940-3011

  Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan may contact EquiServe at 1 (800) 336-6983.

  SHAREHOLDERS WISHING TO LIQUIDATE REINVESTED SHARES held at EquiServe must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

  If your shares are held in the name of a broker, bank or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

  The number of shares of Common Stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Convertible and Income Securities Fund's Common Stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of Common Stock valued at the greater of (i) the net asset value as most recently determined or
(ii) 95% of the then current market price of the Convertible and Income Securities Fund's Common Stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next trading day. If the net asset value of the Common Stock at the time of valuation exceeds the market price of the Common Stock, participants will receive shares from the Convertible and Income Securities Fund valued at market price. If the Convertible and Income Securities Fund should declare a dividend or capital gains distribution payable only in cash, EquiServe will buy Common Stock in the open market, or on the New York Stock Exchange or elsewhere, for the participants' accounts, except that EquiServe will endeavor to terminate purchases in the open market and cause the Convertible and Income Securities Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the Common Stock exceeds the then current net asset value.

  The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

  The Convertible and Income Securities Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by EquiServe on at least 90 days' written notice to participants in the Plan.

VOLUNTARY CASH PURCHASE PLAN

  The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Convertible and Income Securities Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

  Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to EquiServe for investments in the Convertible and Income Securities Fund's shares at the then current market price. Shareholders may send an amount from $250 to $10,000. EquiServe will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. EquiServe will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to EquiServe, P.O. Box 43011, Providence, RI02940-3011 such that EquiServe receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by EquiServe at least 48 hours before such payment is to be invested.

  For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Convertible and Income Securities Fund.

                             DIRECTORS AND OFFICERS
             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

DIRECTORS

Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF INVESTMENT OFFICER,
   GABELLI ASSET MANAGEMENT INC.

E. Val Cerutti
   CHIEF EXECUTIVE OFFICER,
   CERUTTI CONSULTANTS, INC.

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

Dugald A. Fletcher
   PRESIDENT, FLETCHER & COMPANY, INC.

Karl Otto Pohl
   FORMER PRESIDENT, DEUTSCHE BUNDESBANK

Anthony R. Pustorino
   CERTIFIED PUBLIC ACCOUNTANT,
   PROFESSOR EMERITUS, PACE UNIVERSITY

Werner J. Roeder, MD
   VICE PRESIDENT/MEDICAL AFFAIRS,
   LAWRENCE HOSPITAL CENTER

Anthonie C. van Ekris
   MANAGING DIRECTOR,
   BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
   CHAIRMAN, HALLMARK ELECTRICAL SUPPLIES CORP.

OFFICERS

Bruce N. Alpert
   PRESIDENT

Gus Coutsouros
   VICE PRESIDENT & TREASURER

Peter W. Latartara
   VICE PRESIDENT

A. Hartswell Woodson, III
   ASSOCIATE PORTFOLIO MANAGER

James E. McKee
   SECRETARY

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
State Street Bank and Trust Company

COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR
EquiServe Trust Company

STOCK EXCHANGE LISTING
                         Common       6.00% Preferred
                         ------       ---------------
NYSE-Symbol:               GCV           GCV Pr B
Shares Outstanding:    11,270,024        1,000,000

The Net Asset Value appears in the Publicly Traded Funds column, under the heading "Convertible Securities Funds," in Sunday's The New York Times and in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Convertible Securities Funds."

The Net Asset Value may be obtained each day by calling (914) 921-5071.

--------------------------------------------------------------------------------
 For  general   information   about  the  Gabelli   Funds,   call   800-GABELLI
 (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Convertible and Income Securities Fund may, from time to time, purchase shares of its common stock in the open market when the Convertible and Income Securities Fund shares are trading at a discount of 10% or more from the net asset value of the shares. The Convertible and Income Securities Fund may also, from time to time, purchase shares of its Cumulative Preferred Stock in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

THE GABELLI CONVERTIBLE AND
INCOME SECURITIES FUND INC.
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                        SEMI-ANNUAL REPORT
                                                        JUNE 30, 2003

                                                                     GBFCS SA/03

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).




(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 10. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Convertible and Income Securities Fund Inc.
           ----------------------------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                                09/03/03
                           -----------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                                09/03/03
                           -----------------------------------------------


By (Signature and Title)*  /s/ Gus A. Coutsouros
                           -----------------------------------------------
                           Gus A. Coutsouros, Principal Financial Officer

Date                                09/03/03
                           -----------------------------------------------



* Print the name and title of each signing officer under his or her signature.